UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-207-1544
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          11/13/00
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:       $425,373
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    56730   702000   SH         SOLE          702000    0        0
-----------------------------------------------------------------------------------------------------------
AMGEN INC             COMMON    031162100     6403    91700   SH         SOLE           91700    0        0
-----------------------------------------------------------------------------------------------------------
CELL                  COMMON    150934107     6669   100000   SH         SOLE          100000    0        0
 THERAPEUTICS INC
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    56562  1061566   SH         SOLE         1061566    0        0
-----------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667104    13814   177600   SH         SOLE          177600    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     7481   242800   SH         SOLE          242800    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENCOR INTL INC     COMMON    368709101     8888   300000   SH         SOLE          300000    0        0
-----------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406    10213    55000   SH         SOLE           55000    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    19427   177110   SH         SOLE          177110    0        0
-----------------------------------------------------------------------------------------------------------
IDEC                  COMMON    449370105    32862   187400   SH         SOLE          187400    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    16770  1040000   SH         SOLE         1040000    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    28236   686600   SH         SOLE          686600    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
INSMED INC            COMMON    457669109    12621   957063   SH         SOLE          957063    0        0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED         COMMON    461268104    10241   532000   SH         SOLE          532000    0        0
 TECHNOLOGY INC
-----------------------------------------------------------------------------------------------------------
MAXICARE HEALTH PLANS COMMON    577904204     2334  2075000   SH         SOLE         2075000    0        0
 INC
-----------------------------------------------------------------------------------------------------------
MEDAREX INC           COMMON    583916101     6968    59400   SH         SOLE           59400    0        0
-----------------------------------------------------------------------------------------------------------
MILLENNIUM            COMMON    599902103    12979    88856   SH         SOLE           88856    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC   COMMON    62855J104    12766   147800   SH         SOLE          147800    0        0
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040103    24759   353700   SH         SOLE          353700    0        0
 INC
-----------------------------------------------------------------------------------------------------------
PE CORP	 COM PE BIO GRP	  69332S102	    5825	50000	  SH		 SOLE		    50000	 0	    0
-----------------------------------------------------------------------------------------------------------
PE CORP      CELERA GEN GRP     69332S201    20453   205300   SH         SOLE          205300    0        0
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106    13483   271700   SH         SOLE          271700    0        0
-----------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102    12793   180500   SH         SOLE          180500    0        0
-----------------------------------------------------------------------------------------------------------
SYNAVANT INC          COMMON    87157A105     2341   350000   SH         SOLE          350000    0        0
-----------------------------------------------------------------------------------------------------------
TRANSGENOMIC INC      COMMON    89365K206     4681   206317   SH         SOLE          206317    0        0
-----------------------------------------------------------------------------------------------------------
TRIPATH IMAGING INC   COMMON    896942109     1805   257900   SH         SOLE          257900    0        0
------------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    17302   382900   SH         SOLE          382900    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------

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